Borrowings - Schedule of Borrowings (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2026 CNY (¥)	Jun. 30, 2026 USD ($)	Dec. 31, 2025 CNY (¥)
Borrowings
Borrowings, non-current	¥ 54,427	$ 8,022	¥ 80,961
Total borrowings	573,496		582,724
Aggregate continuing and discontinued operations [member]
Borrowings
Borrowings, current	¥ 519,069		¥ 501,763